Quarterly Report
September 30, 2021
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 6.2%
Honeywell International, Inc.	304,857	$64,715,044
Lockheed Martin Corp.	63,011	21,745,096
Northrop Grumman Corp.	154,209	55,538,371
Raytheon Technologies Corp.	248,080	21,324,957
		$163,323,468
Alcoholic Beverages – 1.5%
Diageo PLC	830,310	$40,006,871
Brokerage & Asset Managers – 3.8%
BlackRock, Inc.	45,867	$38,466,818
KKR & Co., Inc.	162,556	9,896,409
NASDAQ, Inc.	248,408	47,947,712
T. Rowe Price Group, Inc.	18,865	3,710,746
		$100,021,685
Business Services – 5.6%
Accenture PLC, “A”	234,451	$75,005,564
Equifax, Inc.	120,417	30,516,076
Fidelity National Information Services, Inc.	213,021	25,920,395
Fiserv, Inc. (a)	149,415	16,211,528
		$147,653,563
Cable TV – 3.1%
Comcast Corp., “A”	1,470,480	$82,243,946
Chemicals – 1.5%
PPG Industries, Inc.	284,035	$40,619,845
Construction – 3.3%
Masco Corp.	370,248	$20,567,277
Otis Worldwide Corp.	107,997	8,885,993
Sherwin-Williams Co.	113,777	31,826,840
Stanley Black & Decker, Inc.	154,364	27,061,553
		$88,341,663
Consumer Products – 2.3%
Colgate-Palmolive Co.	250,449	$18,928,935
International Flavors & Fragrances, Inc.	44,719	5,979,825
Kimberly-Clark Corp.	168,722	22,345,542
Reckitt Benckiser Group PLC	177,306	13,877,631
		$61,131,933
Electrical Equipment – 1.4%
Johnson Controls International PLC	539,721	$36,744,206
Electronics – 5.0%
Analog Devices, Inc.	120,645	$20,205,625
Intel Corp.	383,286	20,421,478
NXP Semiconductors N.V.	112,283	21,992,871
Texas Instruments, Inc.	361,827	69,546,768
		$132,166,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.0%
ConocoPhillips	363,841	$24,657,504
EOG Resources, Inc.	192,488	15,451,012
Pioneer Natural Resources Co.	81,258	13,530,270
		$53,638,786
Energy - Integrated – 0.5%
Chevron Corp.	142,186	$14,424,770
Food & Beverages – 2.9%
Archer Daniels Midland Co.	154,117	$9,248,561
J.M. Smucker Co.	52,539	6,306,256
Nestle S.A.	344,473	41,446,614
PepsiCo, Inc.	133,768	20,120,045
		$77,121,476
Gaming & Lodging – 0.6%
Marriott International, Inc., “A” (a)	112,889	$16,717,732
Health Maintenance Organizations – 1.8%
Cigna Corp.	243,788	$48,796,606
Insurance – 9.8%
Aon PLC	254,386	$72,695,887
Chubb Ltd.	319,859	55,489,139
Marsh & McLennan Cos., Inc.	368,608	55,818,310
Progressive Corp.	475,503	42,980,716
Travelers Cos., Inc.	218,599	33,229,234
		$260,213,286
Machinery & Tools – 4.6%
Eaton Corp. PLC	286,409	$42,763,728
Illinois Tool Works, Inc.	197,097	40,726,153
PACCAR, Inc.	116,699	9,209,885
Trane Technologies PLC	173,726	29,993,794
		$122,693,560
Major Banks – 9.1%
Goldman Sachs Group, Inc.	87,306	$33,004,287
JPMorgan Chase & Co.	755,517	123,670,578
Morgan Stanley	501,810	48,831,131
PNC Financial Services Group, Inc.	177,766	34,778,140
		$240,284,136
Medical & Health Technology & Services – 0.9%
McKesson Corp.	122,089	$24,342,105
Medical Equipment – 8.8%
Abbott Laboratories	360,033	$42,530,698
Boston Scientific Corp. (a)	606,611	26,320,851
Danaher Corp.	149,484	45,508,909
Medtronic PLC	525,606	65,884,712
Thermo Fisher Scientific, Inc.	93,441	53,385,647
		$233,630,817
Other Banks & Diversified Financials – 6.3%
American Express Co.	275,168	$46,098,895
Citigroup, Inc.	764,059	53,621,661
Moody's Corp.	35,902	12,749,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp.	367,647	$21,562,497
U.S. Bancorp	572,487	34,028,627
		$168,060,839
Pharmaceuticals – 6.7%
Johnson & Johnson	563,396	$90,988,454
Merck & Co., Inc.	433,355	32,549,294
Pfizer, Inc.	1,034,022	44,473,286
Roche Holding AG	23,725	8,657,341
		$176,668,375
Railroad & Shipping – 2.0%
Canadian National Railway Co.	136,282	$15,761,013
Union Pacific Corp.	191,408	37,517,882
		$53,278,895
Real Estate – 0.4%
Public Storage, Inc., REIT	35,142	$10,440,688
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	275,274	$18,715,879
Specialty Stores – 1.5%
Lowe's Cos., Inc.	199,297	$40,429,389
Tobacco – 0.4%
Philip Morris International, Inc.	105,864	$10,034,849
Utilities - Electric Power – 6.2%
American Electric Power Co., Inc.	221,142	$17,952,308
Dominion Energy, Inc.	499,223	36,453,263
Duke Energy Corp.	557,049	54,362,412
Southern Co.	682,788	42,312,372
Xcel Energy, Inc.	191,763	11,985,188
		$163,065,543
Total Common Stocks		$2,624,811,653
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	26,490,553	$26,490,553

Other Assets, Less Liabilities – 0.1%		1,850,248
Net Assets – 100.0%		$2,653,152,454
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,490,553 and $2,624,811,653, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,505,062,183	$—	$—	$2,505,062,183
United Kingdom	—	53,884,502	—	53,884,502
Switzerland	—	50,103,955	—	50,103,955
Canada	15,761,013	—	—	15,761,013
Mutual Funds	26,490,553	—	—	26,490,553
Total	$2,547,313,749	$103,988,457	$—	$2,651,302,206
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,323,177	$264,389,197	$268,221,821	$—	$—	$26,490,553
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,073	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.